Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Details)	Sep. 30, 2021 USD ($)
Level 1 | Money Market Funds | Marketable Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment, Fair Value	$ 345,026,384